Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued liabilities and other current liabilities
Accrued advertising and marketing expense		¥ 172,497		¥ 1,185,312
Tax surcharges and other fees	[1]	133,471		134,821
Accrued professional service fees		6,368		5,876
Refund from depositary bank	[2]	1,910		2,407
Others		22,016		6,187
Total		336,262	$ 48,752	1,334,603
Non-current
Non-refundable incentive payment from depositary bank	[2]	0		1,733
Total		¥ 336,262		¥ 1,336,336

[1]	This balance is primarily related to a cultural development fee on the provision of advertising services in the PRC that the Group is subject to. The applicable tax rate was 3% of the net advertising revenues up until June 30, 2019, and was updated to 1.5% effective July 1, 2019. Due to the COVID-19 pandemic, the Group was exempt from the cultural development fee for 2020, 2021.
[2]	The Company received non-refundable incentive payment of US$1.8 million (RMB12.5 million) from depositary bank in September 2018, and the amount will be recorded ratably over a 5-year arrangement period. For the years ended December 31, 2021 and 2022, the Company recorded amount of RMB2.5 million each year as a reduction in general and administrative expenses.